SHARE BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Share Based Payments [Abstract]
Summary of inclusions of Model Inputs For Options Granted
The following table sets out the model inputs used in the BSMOPM for determining the fair value of the options that were granted in 2022:

	Management Options	Employee Options	Topup Options
Grant date	May 20, 2022	May 16, 2022	May 22, 2022	The grant date is based on the volume-weighted average date on which each employee signed their option agreement.
Share price at grant date	$1.8280	$1.7315	$1.7335	This is based on the volume-weighted average opening share price on each date the employee signed their option agreement.
Exercise price	$1.90	$1.90	$1.90	The exercise price is the same for all three batches.
Expected term	5.47 - 6.97 years	0.98 - 3.98 years	0.96 years	The expected term is based on theoretical considerations and typical market practice taking into account the contractual exercise period and the expected exercise behavior of the recipients.
Number of options	1,046,956	9,574,913	258,090	Reflects the total number of options that were granted to the participants.
Risk-free rate	2.84% - 2.89%	2.05% - 2.76%	2.05%	Based on the market yield on zero-coupon US treasury bonds with a maturity commensurate to the expected term.
Dividend yield	—%	—%	—%	It is expected that no dividends are paid out during the expected terms to exercise.
Volatility	98.90%	85.40% - 111.60%	85.40%	Estimate based on the historical volatility of Arrival and a range of comparators over a period commensurate to the expected term.

Stock Option Sensitivity	The following table displays the sensitivity of the stock options fair value to a change in the expected term:

Sensitivity of total fair value to expected term
In thousands USD
Expected term	Management Options	Employee Options	Topup Options
Base case -0.5 years	1,485	11,284	235
Base case -0.25 years	1,505	11,495	248
Base case	1,524	11,967	253
Base case +0.25 years	1,541	12,069	258
Base case +0.5 years	1,558	12,264	262

The following table displays the sensitivity of the stock options to a change in the expected share price volatility:

Sensitivity of total fair value to expected volatility
In thousands USD
Expected volatility	Management Options	Employee Options	Topup Options
Base case -20%	2	10,307	209
Base case -10%	1,435	11,179	231
Base case	1,524	11,967	253
Base case +10%	1,600	12,671	273
Base case +20%	1,665	13,293	292